Investments and Equity Method Investments - Schedule of Unaudited Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Assets	$ 2,150,591						$ 2,150,591		$ 675,153	$ 697,318
Liabilities	532,620						532,620		205,101	195,465
Operating Expenses	104,282			$ 47,715			309,075	$ 125,738	213,684	125,782
Operating Income (Loss)	(26,672)			(34,413)			(143,732)	(81,139)	(137,027)	(71,598)
Net loss	$ (102,405)	$ (54,464)	$ (74,778)	$ (26,126)	$ (28,730)	$ (25,468)	(231,647)	$ (80,324)	(126,723)	(119,857)
Arcaea LLC [Member]
Net Investment Income [Line Items]
Cost of Revenue							0
Operating Expenses							(3,596)
Operating Income (Loss)							(3,596)
Net loss							$ (3,551)
Equity Method Investments [Member]
Net Investment Income [Line Items]
Assets									319,311	397,280
Liabilities									42,441	39,832
Cost of Revenue									545	3,579
Operating Expenses									(125,742)	(134,444)
Operating Income (Loss)									(125,197)	(130,865)
Net loss									$ (123,480)	$ (125,290)